RIGHT-OF-USE ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	¥ 0	[1]		¥ 0
Depreciation charge for the year	(1,359,000,000)			0		¥ 0
Balance at end of period	¥ 9,179,000,000		$ 1,318	¥ 0	[1]	¥ 0
Maximum [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fixed term of lease contracts	171 months		171 months	171 months
Minimum [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fixed term of lease contracts	13 months		13 months	13 months
CNOOC Group [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	¥ 12,000,000
IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	9,768,000,000
Balance at end of period				¥ 9,768,000,000
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	443,000,000
Variable lease payments not included in the measurement of lease liabilities	281,000,000
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	739,000,000
Disposals and write-offs	(38,000,000)
Exchange differences	71,000,000
Balance at end of period	10,780,000,000
Cost [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	10,008,000,000
Balance at end of period				10,008,000,000
Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals and write-offs	0
Exchange differences	(2,000,000)
Depreciation charge for the year	(1,359,000,000)
Impariment	0
Balance at end of period	(1,601,000,000)
Accumulated depreciation, depletion and amortization and impairment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(240,000,000)
Balance at end of period				(240,000,000)
FPSO [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	6,653,000,000
FPSO [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	7,334,000,000
Balance at end of period				7,334,000,000
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	0
Variable lease payments not included in the measurement of lease liabilities	280,000,000
Fixed lease payments	1,016,000,000
FPSO [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Disposals and write-offs	0
Exchange differences	31,000,000
Balance at end of period	7,365,000,000
FPSO [member] | Cost [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	7,334,000,000
Balance at end of period				7,334,000,000
FPSO [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals and write-offs	0
Exchange differences	0
Depreciation charge for the year	(712,000,000)
Impariment	0
Balance at end of period	(712,000,000)
FPSO [member] | Accumulated depreciation, depletion and amortization and impairment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	0
Balance at end of period				0
Buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	583,000,000
Buildings and structures [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	739,000,000
Balance at end of period				739,000,000
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	443,000,000
Variable lease payments not included in the measurement of lease liabilities	1,000,000
Buildings and structures [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	40,000,000
Disposals and write-offs	(38,000,000)
Exchange differences	11,000,000
Balance at end of period	752,000,000
Buildings and structures [member] | Cost [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	739,000,000
Balance at end of period				739,000,000
Buildings and structures [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals and write-offs	0
Exchange differences	0
Depreciation charge for the year	(169,000,000)
Impariment	0
Balance at end of period	(169,000,000)
Buildings and structures [member] | Accumulated depreciation, depletion and amortization and impairment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	0
Balance at end of period				0
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	442,000,000
Equipment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	274,000,000
Balance at end of period				274,000,000
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	0
Variable lease payments not included in the measurement of lease liabilities	0
Equipment [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	576,000,000
Disposals and write-offs	0
Exchange differences	14,000,000
Balance at end of period	864,000,000
Equipment [member] | Cost [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	274,000,000
Balance at end of period				274,000,000
Equipment [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals and write-offs	0
Exchange differences	0
Depreciation charge for the year	(422,000,000)
Impariment	0
Balance at end of period	(422,000,000)
Equipment [member] | Accumulated depreciation, depletion and amortization and impairment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	0
Balance at end of period				¥ 0
Pipelines [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	735,000,000
Pipelines [member] | Maximum [member]
Disclosure of quantitative information about right-of-use assets [line items]
Effective interest rate				11.00%
Pipelines [member] | Minimum [member]
Disclosure of quantitative information about right-of-use assets [line items]
Effective interest rate				6.35%
Pipelines [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	755,000,000
Balance at end of period				¥ 755,000,000
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	0
Variable lease payments not included in the measurement of lease liabilities	0
Pipelines [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	0
Disposals and write-offs	0
Exchange differences	15,000,000
Balance at end of period	922,000,000
Pipelines [member] | Cost [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	907,000,000
Balance at end of period				907,000,000
Pipelines [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals and write-offs	0
Exchange differences	(2,000,000)
Depreciation charge for the year	(33,000,000)
Impariment	0
Balance at end of period	(187,000,000)
Pipelines [member] | Accumulated depreciation, depletion and amortization and impairment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(152,000,000)
Balance at end of period				(152,000,000)
Leasehold lands [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at end of period	766,000,000
Leasehold lands [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	666,000,000
Balance at end of period				666,000,000
Expense relating to short-term leases and other leases with lease terms end within 12 months of the date of initial application of IFRS 16 /HKFRS 16	0
Variable lease payments not included in the measurement of lease liabilities	0
Leasehold lands [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	123,000,000
Disposals and write-offs	0
Exchange differences	0
Balance at end of period	877,000,000
Leasehold lands [member] | Cost [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	754,000,000
Balance at end of period				754,000,000
Leasehold lands [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals and write-offs	0
Exchange differences	0
Depreciation charge for the year	(23,000,000)
Impariment	0
Balance at end of period	(111,000,000)
Leasehold lands [member] | Accumulated depreciation, depletion and amortization and impairment [member] | IFRS 16/HKFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	¥ (88,000,000)
Balance at end of period				¥ (88,000,000)

[1]	In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets. Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.